OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Tax receivables	$ 5,019	$ 8,156
Prepaid expenses	6,990	8,265
Receivables from Hedging transactions - see Notes 10, 12A, and 12D	11,609	3,184
Insurance receivables - see Note 14E	5,949
Other receivables	1,243	2,414
Other current assets	$ 30,810	$ 22,019